RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16.  RELATED PARTY TRANSACTIONS

Amounts due from related party – non-current

As of December 31, 2021, the balance of prepayments to related party was in the amount of US$11,504. The balance consisted of prepayments for assets purchased from Viking Data Centers, the minority interest shareholder of a subsidiary. In June 2022, the Company purchased all remaining equity interest of the subsidiary from Viking Data Centers and it ceased to be a related party of the Company. See Note 20 for detail discussion. As of June 30, 2022, the amount due from related party was zero.

Amounts due to related parties

As of December 31, 2021, the balance of due to related parties was in the amount of US$8,021, which mainly consisted of (i)US$6,320 of the payable to the minority interest shareholders of a subsidiary for the remaining consideration of the asset acquisition of Asgard Data Centers; (ii) US$1,325 of the payable to the minority interest shareholders of a subsidiary for the data center operation costs; (iii) US$59 of the payment of property and equipment made by a former shareholder of a subsidiary of the Group on behalf of Loto Interactive; (iv)US$299 of payable for business cooperation expense due to a minority interest shareholder of a subsidiary of Loto Interactive, and (v) US$18 of the expense paid by a director of a subsidiary of the Group on behalf of Loto Interactive. In June 2022, the Company purchased all remaining equity interest of the subsidiary from Viking Data Centers and it ceased to be a related party of the Company. See Note 20 for detail discussion. The amounts related to Loto Interactive was reclassified to liabilities held to sale as of June 30, 2022. See Note 14 for detail discussion. As of June 30, 2022, the amount due to related parties was zero.

Equity transaction with a related party

Good luck Information is controlled by Mr. Man San Vincent Law, a founder of the Company. In December 2020, the Company entered into a definitive share subscription agreement with Good Luck Information for the issuance and sale of 85,572,963 Class A ordinary shares for a total purchase price of approximately US$23 million. The per share purchase price of US$0.269 is the closing trading price of the Company’s ADSs on December 18, 2020, the last trading day immediately preceding the date of the purchase agreement, as adjusted by a 1-to-10 ADS to ordinary shares ratio. In January 2021, the Company determined that 50% of the subscription price, or approximately US$11.5 million, shall be settled by U.S. dollars, with the remaining 50% of the subscription price, or approximately US$11.5 million, being settled by bitcoins. The applicable bitcoin to U.S. dollars exchange rate was US$32,326.29 to one bitcoin, being the average of the closing trading prices for bitcoin published by Coinmarketcap for each of the 31 days ended January 20, 2021. On February 23, 2021, the Company closed the private placement transaction pursuant to the definitive share subscription agreement with Good Luck Information. The Company received 356.04342 bitcoins and US$11.5 million in cash from Good Luck Information, and the Company issued 85,572,963 Class A ordinary shares to Good Luck Information. Upon closing, Good Luck Information holds 16.6% of the Company’s issued and outstanding ordinary shares.

Related Party transaction

	For the six months ended June 30,
	2021	2022
	US$	US$
Data center operation costs for services provided by Viking Data Centers before ceased to be related party	—	9,108
	—	9,108